Lease Commitments - Schedule of Supplemental Cash Flow Related Leases Continuing Operations (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating cash flows used for operating leases	$ 59	$ 54	$ 175	$ 164	$ 220